INCOME TAXES - Income tax payable (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current tax payable	$ 30	$ 36
Uncertain tax provisions	145	66
Total income tax payable	$ 175	$ 102